UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

1-800-851-0511
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Schedule of Investments
July 31, 2014 (Unaudited)

		Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%	$-
	Other Assets in Excess of Liabilities - 100.0% (a)	74,612,011
	TOTAL NET ASSETS - 100.0%	$74,612,011

Percentages are stated as a percent of net assets.
(a) $2,794,750 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
July 31, 2014 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
191	Copper Futures
	Expiring September 2014 (Underlying Face Amount at Market Value $15,428,025)	$(143,866)

87	Gasoline RBOB Futures
	Expiring October 2014 (Underlying Face Amount at Market Value $9,701,370)	(580,833)

107	Gold Futures
	Expiring December 2014 (Underlying Face Amount at Market Value $13,725,960)	(350,292)

129	WTI Crude Oil Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $12,244,680)	(444,889)

		$(1,519,880)

Direxion/Wilshire Dynamic Fund
Schedule of Investments
July 31, 2014 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 87.8%
6,303	iShares 7-10 Year Treasury Bond ETF		$650,217
7,673	iShares Core U.S. Aggregate Bond ETF		835,820
14,122	iShares S&P GSCI Commodity-Indexed Trust (b)		451,904
7,141	Market Vectors Emerging Markets Local Currency Bond ETF		171,455
3,708	PIMCO 0-5 Year High Yield Corporate Bond Index ETF		388,302
20,416	SPDR Barclays High Yield Bond ETF		827,869
12,208	Vanguard S&P 500 ETF		2,160,328
7,887	Vanguard FTSE Emerging Markets ETF		344,820
2,160	Vanguard Emerging Markets Government Bond ETF		173,491
88,816	Vanguard FTSE Developed Markets ETF		3,690,305
3,008	Vanguard Small-Cap ETF		334,610
	TOTAL INVESTMENT COMPANIES (Cost $10,161,273)		$10,029,121

	TOTAL INVESTMENTS (Cost $10,161,273) - 87.8%		$10,029,121
	Other Assets in Excess of Liabilities - 12.2% (a)		1,400,289
	TOTAL NET ASSETS - 100.0%		$11,429,410

Percentages are stated as a percent of net assets.
(a) $200,000 of cash is pledged as collateral for swap contracts.
(b) Non-income producing security.

Long Equity Swap Contracts
July 31, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	Vanguard Total International Bond ETF	27,125	$1,387,992	(0.505%)	7/13/2015	$ 12,540

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Schedule of Investments
July 31, 2014 (Unaudited)
		Value

	No reportable investments.

	Total Investments (Cost $0) - 0.0%	$-
	Other Assets in Excess of Liabilities - 100.0% (a)	77,779,041
	TOTAL NET ASSETS - 100.0%	$77,779,041

Percentages are stated as a percent of net assets.
(a) $2,376,192 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
July 31, 2014 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
49	Australian Dollar Futures
	Expiring September 2014 (Underlying Face Amount at Market Value $4,539,850)	$(15,479)

63	British Pound Futures
	Expiring September 2014 (Underlying Face Amount at Market Value $6,644,925)	8,208

93	Canadian Dollar Futures
	Expiring September 2014 (Underlying Face Amount at Market Value $8,522,520)	(118,959)

179	Copper Futures
	Expiring September 2014 (Underlying Face Amount at Market Value $14,458,725)	(131,546)

85	Gasoline RBOB Futures
	Expiring October 2014 (Underlying Face Amount at Market Value $9,478,350)	(540,152)

101	Gold Futures
	Expiring December 2014 (Underlying Face Amount at Market Value $12,956,280)	(330,649)

62	Japanese Yen Futures
	Expiring September 2014 (Underlying Face Amount at Market Value $7,536,100)	(91,508)

110	U.S. 5 Year T-Note Futures
	Expiring September 2014 (Underlying Face Amount at Market Value $13,071,953)	(65,959)

72	U.S. 10 Year T-Note Futures
	Expiring September 2014 (Underlying Face Amount at Market Value $8,971,875)	(16,520)

164	U.S. Dollar Index Futures
	Expiring September 2014 (Underlying Face Amount at Market Value $13,369,772)	65,189

41	U.S. Long T-Bond Futures
	Expiring September 2014 (Underlying Face Amount at Market Value $5,633,656)	59,292

122	WTI Crude Oil Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $11,580,240)	(416,599)
		$(1,594,682)

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Short Futures Contracts
July 31, 2014 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
435	Corn Futures
	Expiring December 2014 (Underlying Face Amount at Market Value $7,982,250)	$1,565,630

234	Cotton No. 2 Futures
	Expiring December 2014 (Underlying Face Amount at Market Value $7,355,790)	1,642,622

57	Euro FX Futures
	Expiring September 2014 (Underlying Face Amount at Market Value $9,541,800)	93,836

154	Natural Gas Futures
	Expiring January 2015 (Underlying Face Amount at Market Value $6,275,500)	402,310

122	NY Harbor ULSD Futures
	Expiring December 2014 (Underlying Face Amount at Market Value $14,949,270)	(55,960)

39	Silver Futures
	Expiring September 2014 (Underlying Face Amount at Market Value $3,980,340)	62,164

146	Soybean Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $8,011,750)	151,532

349	Sugar No. 11 Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $7,133,560)	(225,932)

280	Wheat Futures
	Expiring December 2014 (Underlying Face Amount at Market Value $7,703,500)	621,456
		$4,257,658

Direxion Long/Short Global Currency Fund
Schedule of Investments
July 31, 2014 (Unaudited)

				Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%			$-
	Other Assets in Excess of Liabilities - 100.0% (a)			13,364,653
	TOTAL NET ASSETS - 100.0%			$13,364,653

	Percentages are stated as a percent of net assets.
	(a) $220,000 of cash is pledged as collateral for forward currency contracts.

Schedule of Forward Currency Exchange Contracts
July 31, 2014 (Unaudited)
							Unrealized
Settlement			U.S. $ Value at			U.S. $ Value at	Appreciation/
Date	Currency to be Delivered		July 31, 2014	Currency to be Received		July 31, 2014	(Depreciation)
8/18/2014	3,376,164	U.S. Dollars	$3,376,164	3,601,050	Australian Dollars	$3,342,201	$(33,963)
8/20/2014	1,438,869	U.S. Dollars	1,438,869	3,217,743	Brazil Real	1,409,799	(29,070)
8/18/2014	241,036	British Pound	406,880	411,637	U.S. Dollars	411,637	4,757
8/18/2014	1,435,077	U.S. Dollars	1,435,077	1,539,296	Canadian Dollars	1,411,123	(23,954)
8/18/2014	2,478,090	Euro	3,318,506	3,376,164	U.S. Dollars	3,376,164	57,658
8/18/2014	110,733,004	Hungarian Forint	472,050	486,740	U.S. Dollars	486,740	14,690
8/21/2014	106,009	U.S. Dollars	106,009	6,396,825	Indian Rupee	105,164	(845)
8/20/2014	106,010	U.S. Dollars	106,010	1,241,095,620	Indonesian Rupiah	106,809	799
8/18/2014	474,710	U.S. Dollars	474,710	48,189,895	Japanese Yen	468,524	(6,186)
8/18/2014	21,995	U.S. Dollars	21,995	285,998	Mexican Peso	21,604	(391)
8/18/2014	835,411	New Zealand Dollar	708,401	733,087	U.S. Dollars	733,087	24,686
8/18/2014	3,276,848	U.S. Dollars	3,276,848	20,233,979	Norwegian Krone	3,216,656	(60,192)
8/20/2014	4,613,215	Philippine Peso	106,053	106,010	U.S. Dollars	106,010	(43)
8/20/2014	106,009	U.S. Dollars	106,009	3,663,847	Russian Ruble	102,015	(3,994)
8/18/2014	79,928	U.S. Dollars	79,928	542,835	Swedish Krona	78,686	(1,242)
8/18/2014	3,009,452	Swiss Francs	3,311,928	3,376,164	U.S. Dollars	3,376,164	64,236
8/20/2014	1,193,178,028	South Korean Won	1,159,536	1,168,392	U.S. Dollars	1,168,392	8,856
8/18/2014	1,948,210	U.S. Dollars	1,948,210	20,907,684	South African Rand	1,943,938	(4,272)
8/18/2014	2,119,334	U.S. Dollars	2,119,334	4,512,755	Turkish Lira	2,097,367	(21,967)
			$23,972,517			$23,962,080	$(10,437)

Morgan Stanley is the counterparty for all open forward currency exchange contracts held by the Fund as of July 31, 2014.

Direxion Indexed CVT Strategy Fund
Schedule of Investments
July 31, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 51.6%
1,203	iShares iBoxx $ High Yield Corporate Bond ETF	$111,205
	TOTAL INVESTMENT COMPANIES (Cost $112,466)	$111,205

	TOTAL INVESTMENTS (Cost $112,466) - 51.6%	$111,205
	Other Assets in Excess of Liabilities - 48.4% (a)	104,286
	TOTAL NET ASSETS - 100.0%	$215,491

Percentages are stated as a percent of net assets.
(a) Includes $11,313,888 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
July 31, 2014 (Unaudited)

				Interest Rate		Unrealized
Counterparty	Reference Entity	Number of Contracts	Notional Amount	Received/(Paid)	Termination Date	Appreciation/ (Depreciation)
Credit Suisse International	iShares 3-7 Year Treasury Bond ETF	289	$35,150	(0.505%)	8/6/2015	$(163)
Credit Suisse International	iShares Russell 2000 ETF	959	109,313	(0.155%)	8/6/2015	79,655
Credit Suisse International	iShares iBoxx $ Investment Grade Corporate Bond ETF	538	64,163	(0.505%)	8/6/2015	50,873
Credit Suisse International	SPDR S&P 500 ETF Trust	489	97,081	(0.505%)	8/6/2015	69,792
			$305,707			$200,157

Direxion Indexed CVT Strategy Bear Fund
Schedule of Investments
July 31, 2014 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$–
	Other Assets in Excess of Liabilities - 100.0% (a)(b)		35,552,689
	TOTAL NET ASSETS - 100.0%		$35,552,689

Percentages are stated as a percent of net assets.
(a) Includes $2,270,000 cash segregated as collateral for swap contracts.
(b) $908 of cash is pledged as collateral for futures contracts.

	Short Futures Contracts
	July 31, 2014 (Unaudited)
			Unrealized
			Appreciation/
Contracts			(Depreciation)
48	U.S. 5 Year T-Note Futures		$4,836
	Expiring Sept 2014 (Underlying Face Amount at Market Value $5,704,125)

Short Equity Swap Contracts
July 31, 2014 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 3-7 Year Treasury Bond ETF	1,248	$151,510	(0.195%)	8/6/2015	$346
Credit Suisse International	iShares Russell 2000 ETF	160,357	17,801,775	(0.745%)	8/6/2015	(24,910)
Credit Suisse International	iShares iBoxx $ High Yield Corporate Bond ETF	201,166	18,659,225	(0.445%)	8/6/2015	40,144
Credit Suisse International	iShares iBoxx $ Investment Grade Corporate Bond ETF	89,717	10,639,436	(0.195%)	8/6/2015	(4,209)
Credit Suisse International	SPDR S&P 500 ETF Trust	81,700	15,733,509	(0.195%)	8/6/2015	(51,992)
			$62,985,455			$(40,621)

VALUATION MEASUREMENTS (Unaudited)

The Funds follow adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of July 31, 2014:

Direxion Indexed Commodity Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(1,519,880)	$-	$-	$(1,519,880)

Direxion/Wilshire Dynamic Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$6,981,967	$-	$-	$6,981,967
Investment Companies-Fixed Income	$3,047,154	$-	$-	$3,047,154
Other Financial Instruments*	$-	$12,540	$-	$12,540

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$2,662,976	$-	$-	$2,662,976

Direxion Long/Short Global Currency Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(10,437)	$-	$(10,437)

Direxion Indexed CVT Strategy Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$111,205	$-	$-	$111,205
Other Financial Instruments*	$-	$200,157	$-	$200,157

Direxion Indexed CVT Strategy Bear Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$4,836	$(40,621)	$-	$(35,785)

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, swap, and forward currency exchange contracts. Futures contracts, swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at July 31, 2014 (Unaudited) was as follows*:

	Direxion Indexed Commodity Strategy Fund	Direxion/Wilshire Dynamic Fund	Direxion Indexed Managed Futures Strategy Fund	Direxion Long/Short Global Currency Fund
Cost of investments	$0	$10,305,314	$0	$0
Gross unrealized appreciation	0	0	0	0
Gross unrealized depreciation	(0)	(276,193)	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$(276,193)	$0	$0

	Direxion Indexed CVT Strategy Fund	Direxion Indexed CVT Strategy Bear Fund
Cost of investments	$112,466	$0
Gross unrealized appreciation	0	0
Gross unrealized depreciation	(1,261)	(0)
Net unrealized appreciation/(depreciation)	$(1,261)	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.  The Direxion Indexed CVT Strategy Fund and Direxion Indexed CVT Strategy Bear Fund commenced operations on February 5, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title)   /s/ Eric W. Falkeis
                                             Eric W. Falkeis,
                                                             Principal Executive Officer

Date  September 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Eric W. Falkeis
            Eric W. Falkeis,
                                            Principal Executive Officer

Date  September 11, 2014

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                             Patrick J. Rudnick,
                             Principal Financial Officer, Treasurer

Date  September 11, 2014

* Print the name and title of each signing officer under his or her signature.